Deconsolidation of Ding Xin (Details) - Schedule of controlling financial interest in that subsidiary or group of assets	6 Months Ended
Jun. 30, 2021 USD ($)
Schedule of controlling financial interest in that subsidiary or group of assets [Abstract]
Consideration	$ 15,326
Less: carrying amount of Ding Xin’s net assets	(1,782,340)
Loss from deconsolidation	(1,767,014)
Other comprehensive loss	(190,396)
Non-controlling interest	4,162
Net loss from deconsolidation of subsidiaries	$ (1,953,248)